BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Nov. 30, 2021
LYF
Disclosure of detailed information about business combination [line items]
Summary of total fair value of consideration, net assets acquired, purchase price allocation, net cash outflows and acquisition costs expensed

	Number of	Amount
Consideration	Shares	$
Cash paid on closing		3,909
Shares issued on closing	2,777,827	14,501
Contingent consideration	Note (i)	2,198
Indemnity shares	328,205	1,713
Working capital adjustment		1,110
Settlement of pre-existing relationships		2,172
Total fair value of consideration		25,603
Net assets acquired
Current assets
Cash		196
Accounts receivable		150
Prepaid expenses and other current assets		243
Inventory		1,612
Non-current assets
Prepaid deposits		82
Intangible assets		12,982
Property, plant and equipment		7,070
Total assets		22,335
Current liabilities
Accounts payable and accrued liabilities		1,215
Canadian Emergency Business Account (“CEBA”) Loan		40
Non-current liabilities
Deferred taxes		2,090
Total liabilities		3,345
Total net assets acquired		18,990
Purchase price allocation
Net identifiable assets acquired		18,990
Goodwill		6,613
		25,603
Net cash outflows
Cash consideration paid		(3,909)
Cash acquired		196
		(3,713)
Acquisition costs expensed
Year ended November 30, 2021		278
(i)	Milestone consideration can be settled using cash or common shares at the Company’s discretion. 427,350 shares are currently held in escrow related to the first milestone.

GR
Disclosure of detailed information about business combination [line items]
Summary of total fair value of consideration, net assets acquired, purchase price allocation, net cash outflows and acquisition costs expensed

	Number of	Amount
Consideration	Shares	$
Cash paid on closing		14,400
Cash held in escrow		1,902
Shares issued on closing	2,659,959	26,415
Tax escrow shares	1,434,767	14,248
Contingent consideration		940
Working capital adjustment		(1,462)
Total fair value of consideration		56,443
Net assets acquired
Current assets
Cash		669
Accounts receivable		508
Promissory note receivable		100
Prepaid expenses and other current assets		385
Indemnity assets (provisional)		10,957
Inventory (provisional)		2,908
Non-current assets
Property, plant and equipment (provisional)		3,083
Intangible assets (provisional)		33,145
Other assets		293
Total assets		52,048
Current liabilities
Accounts payable and accrued liabilities		2,380
Lease liability - current (provisional)		682
Deferred revenue		875
Other liability (provisional)		10,957
Non-current liabilities
Lease liability - non-current (provisional)		1,234
Deferred taxes (provisional)		6,543
Miscellaneous liabilities		33
Total liabilities		22,704
Total net assets acquired		29,344
Purchase price allocation
Net identifiable assets acquired		29,344
Goodwill (provisional)		27,099
		56,443
Net cash outflows
Cash consideration paid		(16,420)
Cash acquired		669
		(15,751)
Acquisition costs expensed
Year ended November 30, 2021		2,654

CS
Disclosure of detailed information about business combination [line items]
Summary of total fair value of consideration, net assets acquired, purchase price allocation, net cash outflows and acquisition costs expensed

	Number of	Amount
Consideration	Shares	$
Shares issued on closing	5,786,360	35,760
Settlement of pre-existing relationships		1,052
Total fair value of consideration		36,812
Net assets acquired
Current assets
Cash		1,417
Marketable securities and derivatives		72
Accounts receivable		1,282
Prepaid expenses and other current assets		449
Inventory and biological assets (provisional)		2,110
Non-current assets
Property, plant and equipment (provisional)		6,078
Intangible assets (provisional)		20,717
Other assets		53
Total assets		32,178
Current liabilities
Accounts payable and accrued liabilities		4,384
Term loan – non-current		2,500
Non-current liabilities
Deferred taxes		3,028
Lease liability – non-current (provisional)		53
Total liabilities		9,965
Total net assets acquired		22,213
Purchase price allocation
Net identifiable assets acquired		22,213
Goodwill (provisional)		14,599
		36,812
Net cash inflows
Cash consideration paid		—
Transaction costs paid		(62)
Cash acquired		1,417
		1,355
Acquisition costs expensed
Year ended November 30, 2021		629